Share capital	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Share capital

15    Share capital

	BHP Group Limited			BHP Group Plc
	2019 shares	2018 shares	2017 shares	2019 shares	2018 shares	2017 shares
Share capital issued
Opening number of shares	3,211,691,105	3,211,691,105	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(6,854,057)	(7,469,236)	(6,481,292)	(274,069)	(679,223)	(225,646)
Employee share awards exercised following vesting	5,902,588	7,339,522	6,945,570	275,984	711,705	940,070
Movement in treasury shares under Employee Share Plans	951,469	129,714	(464,278)	(1,915)	(32,482)	(714,424)
Shares bought back and cancelled (1)	(265,839,711)	–	–	–	–	–

Closing number of shares (2)	2,945,851,394	3,211,691,105	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	2,944,703,079	3,211,494,259	3,211,623,973	2,112,032,077	2,112,030,162	2,111,997,680
Treasury shares	1,148,315	196,846	67,132	39,719	41,634	74,116
Other share classes
Special Voting share of no par value	1	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	1	1	1
5.5% Preference shares of £1 each	–	–	–	50,000	50,000	50,000
DLC Dividend share	1	1	1	–	–	–

(1)	During December 2018, BHP completed an off-market buy-back program of US$5.2 billion of BHP Group Limited shares related to the disbursement of proceeds from the disposal of Onshore US.
(2)	No fully paid ordinary shares in BHP Group Limited or BHP Group Plc were issued on the exercise of Group Incentive Scheme awards during the period 1 July 2019 to 5 September 2019.

Recognition and measurement

Share capital of BHP Group Limited and BHP Group Plc is composed of the following classes of shares:

Ordinary shares fully paid	Special Voting shares	Preference shares
BHP Group Limited and BHP Group Plc ordinary shares fully paid of US$0.50 par value represent 99.99 per cent of the total number of shares. Any profit remaining after payment of preferred distributions is available for distribution to the holders of BHP Group Limited and BHP Group Plc ordinary shares in equal amounts per share.	Each of BHP Group Limited and BHP Group Plc issued one Special Voting share to facilitate joint voting by shareholders of BHP Group Limited and BHP Group Plc on Joint Electorate Actions. There has been no movement in these shares.	Preference shares have the right to repayment of the amount paid up on the nominal value and any unpaid dividends in priority to the holders of any other class of shares in BHP Group Plc on a return of capital or winding up. The holders of preference shares have limited voting rights if payment of the preference dividends are six months or more in arrears or a resolution is passed changing the rights of the preference shareholders. There has been no movement in these shares, all of which are held by JP Morgan Limited.

DLC Dividend share	Treasury shares
The DLC Dividend share supports the Dual Listed Company (DLC) equalisation principles in place since the merger in 2001, including the requirement that ordinary shareholders of BHP Group Plc and BHP Group Limited are paid equal cash dividends per share. This share enables efficient and flexible capital management across the DLC and was issued on 23 February 2016 at par value of US$10.	Treasury shares are shares of BHP Group Limited and BHP Group Plc and are held by the ESOP Trusts for the purpose of issuing shares to employees under the Group’s Employee Share Plans. Treasury shares are recognised at cost and deducted from equity, net of any income tax effects. When the treasury shares are subsequently sold or reissued, any consideration received, net of any directly attributable costs and income tax effects, is recognised as an increase in equity. Any difference between the carrying amount and the consideration, if reissued, is recognised in retained earnings.